Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Level 1 | Money market funds | BFLY Operations Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 41.9	$ 78.4